Note 15 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Interest and Finance Costs [Text Block]
15.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2016	2017	2018
Interest on debt (including $302, $138 and $874, respectively, to related party) (Note 9)	3,208	5,724	7,373
Delos termination fee interest (Note 5)	3	-	-
Bank charges and loan commitment fees (including $207, $366 and $179, respectively, to related party)	262	440	262
Amortization and write-off of financing fees	291	1,640	1,305
Amortization of debt discount (Note 9)	-	7,500	2,504
Non-cash debt conversion expenses	-	842	-
Total	3,764	16,146	11,444
Less interest capitalized	(671)	(353)	(1,782)
Total	3,093	15,793	9,662